Share Capital (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Aug. 31, 2025
Share Capital
Issued common shares	19,408	19,408
Cash proceeds	$ 21,000	$ 21,000	$ 20
Shares outstanding	325,682,864	325,682,864		284,861,895